Parent Company Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Statements
Parent Company Statements
The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below.

Investments in subsidiaries are accounted for using the equity method of accounting.

The effective tax rate for the Parent Company is substantially less than the statutory rate due principally to tax-exempt dividends from subsidiaries.

Cash represents non-interest bearing deposits with PNB.

Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $2.54 million, $4.54 million and $4.21 million in 2013, 2012 and 2011, respectively.

At December 31, 2013 and 2012, shareholders’ equity reflected in the Parent Company balance sheet includes $196.0 million and $173.1 million, respectively, of undistributed earnings of the Corporation’s subsidiaries which are restricted from transfer as dividends to the Corporation.

Balance Sheets
December 31, 2013 and 2012
(In thousands)	2013	2012
Assets:
Cash	$106,942	$98,726
Investment in subsidiaries	582,992	589,523
Debentures receivable from PNB	25,000	30,000
Other investments	2,297	2,133
Other assets	21,984	19,639
Total assets	$739,215	$740,021
Liabilities:
Subordinated notes	80,250	80,250
Other liabilities	7,218	9,405
Total liabilities	87,468	89,655
Total shareholders’ equity	651,747	650,366
Total liabilities and shareholders’ equity	$739,215	$740,021

Statements of Income
for the years ended December 31, 2013, 2012 and 2011
(In thousands)	2013	2012	2011
Income:
Dividends from subsidiaries	$15,000	$197,000	$105,000
Interest and dividends	8,659	10,027	5,643
Other	531	232	385
Total income	24,190	207,259	111,028
Expense:
Other, net	13,413	11,869	10,639
Total expense	13,413	11,869	10,639
Income before federal taxes and equity in undistributed income (losses) of subsidiaries	10,777	195,390	100,389
Federal income tax benefit	2,826	1,806	3,016
Income before equity in undistributed income (losses) of subsidiaries	13,603	197,196	103,405
Equity in undistributed income (losses) of subsidiaries	63,624	(118,566)	(21,265)
Net income	$77,227	$78,630	$82,140

Statements of Cash Flows
for the years ended December 31, 2013, 2012 and 2011
(In thousands)	2013	2012	2011
Operating activities:
Net income	$77,227	$78,630	$82,140
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income)/losses of subsidiaries	(63,624)	118,566	21,265
Compensation expense for issuance of treasury stock to directors	850	407	—
Decrease in other assets	(2,215)	5,748	8,268
Increase (decrease) in other liabilities	(3,030)	1,724	(7,875)
Net cash provided by operating activities	9,208	205,075	103,798
Investing activities:
Purchase of investment securities	—	—	(250)
Capital contribution to subsidiary	(45,000)	(45,000)	(36,000)
Purchase of debentures receivable from subsidiaries	—	(115,000)	(30,000)
Repayment of debentures receivable from subsidiaries	101,960	52,000	—
Net cash provided by (used in) investing activities	56,960	(108,000)	(66,250)
Financing activities:
Cash dividends paid	(57,949)	(60,154)	(62,907)
Payment to repurchase warrants	—	(2,843)	—
Payment to repurchase preferred shares	—	(100,000)	—
Proceeds from issuance of subordinated notes	—	30,000	—
Cash payment for fractional shares	(3)	(2)	(2)
Net cash used in financing activities	(57,952)	(132,999)	(62,909)
Increase/(decrease) in cash	8,216	(35,924)	(25,361)
Cash at beginning of year	98,726	134,650	160,011
Cash at end of year	$106,942	$98,726	$134,650